SUBSEQUENT EVENTS (Details)	12 Months Ended			1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 28, 2015 Subsequent Event [Member] Optenet SA [Member] USD ($)	Feb. 28, 2015 Subsequent Event [Member] Optenet SA [Member] EUR (€)
Subsequent Event [Line Items]
Cash consideration			$ 24,892,000	$ 6,700,000	€ 5,900,000
Deferred purchase price				5,700,000	5,000,000
Period in which deferred purchase price to be paid				2 years	2 years
Period of performance based earn-out				5 years	5 years
Amount of performance based earn out liability		$ 0	$ 1,088,000	$ 25,600,000	€ 22,500,000